Ordinary Shares	12 Months Ended
Dec. 31, 2025
Ordinary Shares
Ordinary Shares

21.  Ordinary Shares

Upon inception, each ordinary share was issued at a par value of US$0.00025 per share. Various numbers of ordinary shares have been issued to share-based compensation award recipients since inception. Each Class A ordinary share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of the Company, each Class B ordinary share shall entitle the holder thereof to four (4) votes on all matters subject to vote at general meetings of the Company, and each Class C ordinary share shall entitle the holder thereof to eight (8) votes on all matters subject to vote at general meetings of the Company.

Each Class C ordinary share is convertible into one Class A ordinary share, whereas Class A ordinary shares are not convertible into Class C ordinary shares under any circumstances. Upon any transfer of Class C ordinary shares by a holder thereof to any person or entity which is not an affiliate of such holder, such Class C ordinary shares are automatically and immediately converted into the equal number of Class A ordinary shares.

As of December 31, 2024 and 2025, the authorized share capital of the Company is US$1,000 divided into 4,000,000,000 shares, comprising of: 2,632,030,222 Class A Ordinary Shares, nil Class B Ordinary Shares, 148,500,000 Class C Ordinary Shares, and 1,219,469,778 shares with each of such class or classes as the board of directors may determine.

In 2020, the Company consummated the follow-on offerings of a total of 82,800,000, 101,775,000 and 78,200,000 American depositary shares (the “ADSs”) at a price of US$ 5.95, US$17.00 and US$ 39.00 per ADS, respectively.

In 2021, the Company completed the issuance of 53,292,401 ADSs with net proceeds of RMB12,677,554 (US$1,974,000) through an at-the-market offering.

In 2023, the Company completed a US$2,943.5 million strategic equity investment from CYVN Investments RSC Ltd, an affiliate of CYVN Holdings L.L.C., an investment vehicle majority owned by the Abu Dhabi Government (collectively referred to as “CYVN Entities”) which subscribed 378,695,543 newly issued Class A ordinary shares from the Company.

Upon the Company’s listing of Class A ordinary shares on the Hong Kong Stock Exchange, all of the Company’s Class B ordinary shares were converted to Class A ordinary shares pursuant to the conversion notice delivered by the relevant shareholders. The shareholding structure of Class B ordinary shares and provisions related to Class B ordinary shares have been removed in the Company’s amended and restated memorandum and articles of association, as approved by the Company’s shareholders at the annual general meeting held at August 25, 2022.

In May 2024, the Company participated as a lender in the borrowing and lending program (the “Share Lending Arrangement”) initiated by the Singapore Exchange Securities Trading Limited (the “SGX”), by agreeing to lend up to 2,000,000 of the Company’s Class A ordinary shares to The Central Depositary (Pte) Limited (“CDP”).

There was no fixed lending period. Both the Company and CDP can terminate the share lending by issuing termination notification. The Company did not receive any proceeds from entering into this Share Lending Arrangement and was entitled to receive lending fee during the lending period. Upon the termination of share lending, CDP is required to re-deliver loaned shares to the Company within the re-delivery period, with no option for paying cash as the settlement.

In accordance with ASC 815-40, the Company has accounted for the Share Lending Arrangement as equity instrument. Shares lent under the arrangement were issued out of treasury stock, and concurrently the Company recognized a right to receive returned shares from CDP as a debit to additional paid-in-capital, measured based on the fair value of shares issued. No subsequent remeasurement is required for this equity classified right to receive shares, which would be transferred to treasury stock when shares are returned. The lending fee received from the Share Lending Arrangement is recognized as capital contribution upon receipt.

As of December 31, 2024 and 2025, the total amount released from treasury shares to additional paid-in capital was RMB105.7 million RMB115.4 million, respectively. The lending fee received during the lending period was immaterial.

In November and December 2024, the Company issued 27,690,071 ADSs to exchange the convertible notes as disclosed in Note 12 (iv) through treasury shares.

In April 2025, the Company completed the offering of 136,800,000 class A ordinary shares of the Company at an offering price of HK$29.46 per share, with total offering consideration of HK$4,030,130 (RMB3,684,893).

In September 2025, the Company completed an offering of 188,095,918 ADSs and 20,995,000 Class A ordinary shares of the Company at an offering price of US$5.57 per ADS, and HK$43.36 per Class A ordinary share, respectively, with total offering consideration of US$1,047,694 (RMB7,444,392) and HK$910,343 (RMB831,195).

As of December 31, 2024 and 2025, 4,000,000,000 ordinary shares were authorized, 2,094,978,828 shares and 2,477,224,852 shares were issued, and 2,091,505,895 shares and 2,474,273,324 shares were outstanding, respectively. The share number excludes 51,467,289 Class A Ordinary Shares issued to the depositary bank for bulk issuance of ADSs reserved for future issuance upon the exercise or vesting of awards granted under the Company’s share incentive plans.